                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    SLS Management, LLC
Address: 140 West 57th Street, Suite 7B
         New York, New York 10019


Form 13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rohlfing
Title:   Controller
Phone:   (212)537-3605

Signature, Place, and Date of Signing:

    /s/  Steven Rohlfing   New York, New York  February 14, 2001
    ____________________   __________________  _________________
         [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $172,689
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

































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
                                                       SLS Management, LLC
                                                   FORM 13F Information Table
                                                        December 31, 2000
   COLUMN 1          COLUMN 2    COLUMN 3     COLUMN 4     COLUMN 5               COLUMN 6       COLUMN 7       COLUMN 8
   ---------         --------    --------     --------     --------               ---------      --------       --------
                                                                            INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                           (c)
                      TITLE      CUSIP       VALUE      SHRS OR  SH/  PUT/  (a)    (b)    SHARED  OTHER    (a)    (b)    (c)
NAME OF ISSUER       OF CLASS    NUMBER      (X$1000)   PRN AMT  PRN  CALL  SOLE   SHARED OTHER  MANAGERS SOLE   SHARED  NONE
--------------       --------    ------      --------   -------  ---  ----  ----   ------ ------ -------- ----   ------  ----
Davita Inc            COMMON     89151A107     15,517    906,100  SH        845,050  61,050        NO     845,050  61,050
Healthsouth Corp.     COMMON     421924101     12,469    764,400  SH        711,676  52,724        NO     711,676  52,724
Bally Total Fitness
  Hldgs               COMMON     05873K108     11,196    330,499  SH        310,293  20,206        NO     310,293  20,206
Casino Data Systems   COMMON     147583108      9,046  1,286,604  SH      1,201,374  85,230        NO   1,201,374  85,230
Aetna Inc.            COMMON     00817Y108      8,213    200,000  SH        186,482  13,518        NO     186,482  13,518
White Mountains
  Ins. Grp.           COMMON     G9618E107      7,704     24,150  SH         22,585   1,565        NO      22,585   1,565
UST, Inc.             COMMON     902911106      7,016    250,000  SH        233,100  16,900        NO     233,100  16,900
Berkshire Hathaway
  Inc-CL B            COMMON     084670207      6,335      2,691  SH          2,509     182        NO       2,509     182
Unisys Corp           COMMON     909214108      5,843    399,500  SH        372,493  27,007        NO     372,493  27,007
Charter
  Communications,
  Inc.                COMMON     16117M107      4,998    220,305  SH        205,413  14,892        NO     205,413  14,892
Key3Media Group Inc   COMMON     49326R104      4,924    404,050  SH        377,992  26,058        NO     377,992  26,058
Pactiv Corporation    COMMON     695257105      4,805    388,300  SH        361,235  27,065        NO     361,235  27,065
Fox Entertainment
  Group Inc.          COMMON     35138T107      4,733    264,800  SH        246,899  17,901        NO     246,899  17,901
Laser Mortgage
  Mgt., Inc.          COMMON     51806D100      4,071  1,184,200  SH      1,097,838  86,362        NO   1,097,838  86,362
Pennaco Energy Inc.   COMMON     708046107      3,925    200,000  SH        186,480  13,520        NO     186,480  13,520
Packaging Corp of
  America             COMMON     695156109      3,507    217,500  SH        202,685  14,815        NO     202,685  14,815
Phillip Morris
  Companies           COMMON     718154107      3,300     75,000  SH         69,810   5,190        NO      69,810   5,190
AT& T Canada          COMMON     00207Q202      2,919    100,000  SH         92,710   7,290        NO      92,710   7,290
Astoria Financial     COMMON     046265104      2,716     50,000  SH         46,540   3,460        NO      46,540   3,460
Citigroup Inc.        COMMON     172967101      2,553     50,000  SH         46,622   3,378        NO      46,622   3,378
WR Grace and Co.      COMMON     38388F108      2,550    800,000  SH        745,920  54,080        NO     745,920  54,080
Johns Manville Corp.  COMMON     478129109      2,498    193,100  SH        180,046  13,054        NO     180,046  13,054
Merrill Lynch &
  Co., Inc            COMMON     590188108      2,387     35,000  SH         32,633   2,367        NO      32,633   2,367
Morgan Stanley
  Dean Witter         COMMON     617446448      2,338     29,500  SH         24,013   5,487        NO      24,013   5,487





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R.J. Reynolds
  Tobacco             COMMON     76182K105      2,296     47,100  SH         43,840   3,260        NO      43,840   3,260
Radio Unica
  Communications
  Corp                COMMON     75040Q106      2,212    589,798  SH        515,360  74,438        NO     515,360  74,438
Federated Department
  Stores              COMMON     31410H101      2,153     61,500  SH         57,343   4,157        NO      57,343   4,157
Masco Cosp.           COMMON     574599106      2,119     82,500  SH         76,923   5,577        NO      76,923   5,577
Lehman Brothers
  Holdings            COMMON     524908100      2,029     30,000  SH         27,972   2,028        NO      27,972   2,028
Birmingham Steel
  Corp                COMMON     091250100      1,913  1,913,200  SH      1,784,412 128,788        NO   1,784,412 128,788
McDermott
  International       COMMON     580037109      1,790    166,500  SH        155,244  11,256        NO     155,244  11,256
Goldman Sachs Group   COMMON     38141G104      1,786     16,700  SH         16,700       0        NO      16,700       0
Bear Sterns
  Companies           COMMON     073902108      1,774     35,000  SH         32,578   2,422        NO      32,578   2,422
Ocean Energy, Inc.    COMMON     67481E106      1,738    100,000  SH         93,242   6,758        NO      93,242   6,758
ACE Limited           COMMON     G0070K103      1,698     40,000  SH         37,296   2,704        NO      37,296   2,704
Ross Stores           COMMON     778296103      1,688    100,000  SH         93,080   6,920        NO      93,080   6,920
Devon Energy
  Corporation         COMMON     25179M103      1,610     26,400  SH         24,615   1,785        NO      24,615   1,785
OfficeMax, Inc.       COMMON     67622M108      1,441    501,100  SH        467,300  33,800        NO     467,300  33,800
Cincinnati
  Financial Corp      COMMON     172062101      1,385     35,000  SH         32,635   2,365        NO      32,635   2,365
Pfizer Inc.           COMMON     717081103      1,380     30,000  SH         27,972   2,028        NO      27,972   2,028
Ariba Inc.            COMMON     04033V104      1,073     20,000  SH         18,616   1,384        NO      18,616   1,384
FleetBoston
  Financial Corp.     COMMON     339030108      1,052     28,000  SH         26,107   1,893        NO      26,107   1,893
Methode Electronics   COMMON     591520200        858     37,400  SH         34,872   2,528        NO      34,872   2,528
Knight/Trimark
  Group Inc.          COMMON     499063105        836     60,000  SH         55,944   4,056        NO      55,944   4,056
Marvel Enterprises
  Inc.                COMMON     57383M108        754    524,543  SH        459,757  64,786        NO     459,757  64,786
PSS World Medical     COMMON     69366A100        688    137,500  SH        128,208   9,292        NO     128,208   9,292
Massey Energy Co.     COMMON     576206106        638     50,000  SH         46,620   3,380        NO      46,620   3,380
Amazon.com            COMMON     023135106        607     39,000  SH         36,244   2,756        NO      36,244   2,756
Donna Karan
  International       COMMON     257826107        587     65,200  SH         60,792   4,408        NO      60,792   4,408
Capstone Turbine
  Corp.               COMMON     14067D102        518     18,500  SH         17,210   1,290        NO      17,210   1,290
Telespectrum
  Worldwide           COMMON     87951U109        480  1,065,700  SH        993,916  71,784        NO     993,916  71,784
Stratos Lightwave
  Put 3/01 Strike 45  COMMON     8631000O1         30         10  SH              8       2        NO           8       2
Park Place
  Entertainment       COMMON     700690100          0         10  SH             10       0        NO          10       0





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